Income taxes (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
U.S. state taxing jurisdictions
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	$ 776
Valuation allowance on operating loss and Tax credit carryforwards	150
Tax credit carryforwards	306
U.S. state taxing jurisdictions | Over the next five to ten years
Operating loss and Tax credit carryforwards
Tax credit carryforwards	140
Non-U.S. taxing jurisdictions
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	1,337
Valuation allowance on operating loss and Tax credit carryforwards	320
Non-U.S. taxing jurisdictions | 2012
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	4
Non-U.S. taxing jurisdictions | 2013
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	6
Non-U.S. taxing jurisdictions | 2014
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	16
Non-U.S. taxing jurisdictions | 2015
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	40
Non-U.S. taxing jurisdictions | 2016-2032
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	256
Non-U.S. taxing jurisdictions | Unlimited
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	$ 1,015